Estimated Future Benefit Payments of Plans at KII, AVX and TA (Detail) (Foreign, JPY ¥) In Millions	Mar. 31, 2011
Foreign
Defined Benefit Plan Disclosure [Line Items]
2012	¥ 2,037
2013	2,070
2014	2,106
2015	2,177
2016	2,228
2017 to 2021	¥ 11,952